SEGMENTED INFORMATION - Narrative (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)
Disclosure of operating segments [line items]
Revenue	$ 13,276	$ 9,444	$ 25,907	$ 15,445
Interest expense	1,066	865	2,103	1,708
Realized disposition gains in fair value changes or equity	95	499	515	651
Realized disposition gains related to prior periods	0	498	401	581
Realized disposition gains recorded directly in equity	$ 89	0	$ 89	0
Number of operating business groups	5		5
Number of reportable segments	7		7
Asset management
Disclosure of operating segments [line items]
Revenue	$ 18	63	$ 81	100
Private Equity
Disclosure of operating segments [line items]
Revenue	8,678	5,370	16,793	7,768
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	489	387	1,032	726
Intersegment interest income and other revenues	5	14	10	22
Interest expense	7	5	(13)	9
Elimination of intersegment amounts | Asset management
Disclosure of operating segments [line items]
Revenue	362	290	798	543
Elimination of intersegment amounts | Private Equity
Disclosure of operating segments [line items]
Revenue	126	83	231	161
Revenue from construction contracts	$ 122	$ 83	$ 224	$ 161